FAIR VALUE MEASUREMENTS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Assets Held-in-trust, Noncurrent	$ 8,119,642	$ 7,527,369	$ 116,726,978
U.S. Treasury Securities
Assets:
Cash held in the Trust Account			959
Assets Held-in-trust, Noncurrent			116,726,019
Money Market Funds
Assets:
Assets Held-in-trust, Noncurrent	8,119,642	7,527,369
Level 1 | U.S. Treasury Securities
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost
Amortized Cost			116,726,019
Gross Holding Loss			(3,097)
Fair Value			$ 116,722,922
Level 1 | Money Market Funds
Debt Securities, Held-to-maturity, Fair Value to Amortized Cost
Fair Value	$ 8,119,642	$ 7,527,369